Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 104,966,095	$ 112,214,151
Other assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	991,402	1,017,630
Net Income [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 103,974,693	$ 111,196,521